Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	9,741,651
Proposed Maximum Offering Price per Unit	11.35
Maximum Aggregate Offering Price	$ 110,567,738.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,269.40
Offering Note	Note 1.a. All securities being registered are issued by Suncrete, Inc., a Delaware corporation ("PubCo"), in connection with the Business Combination (as defined below) among PubCo, Haymaker Acquisition Corp. 4, a Cayman Islands exempted company ("Haymaker" or the "SPAC"), Haymaker Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of PubCo ("Merger Sub I"), Haymaker Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of PubCo ("Merger Sub II"), and Concrete Partners Holding, LLC, a Delaware limited liability company ("Suncrete"), as described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/ prospectus"). Note 1.b. On the date of the consummation of the Business Combination (the "Closing Date"), (a) SPAC will transfer by way of continuation out of its jurisdiction of incorporation from the Cayman Islands and domesticate into the State of Delaware (the "Domestication"); (b) immediately following the Domestication, Merger Sub I will merge with and into SPAC (the "Initial Merger"), with SPAC surviving the Initial Merger as a wholly owned subsidiary of PubCo; and (c) immediately following the Initial Merger, Merger Sub II will merge with and into Suncrete (the "Acquisition Merger" and, together with the Initial Merger, the "Mergers", and together with the Domestication and all other transactions contemplated by the Business Combination Agreement, the "Business Combination"), with Suncrete surviving the Acquisition Merger as a wholly owned subsidiary of PubCo. Note 1.c. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Note 1.d. The number of shares of Class A common stock, par value $0.0001 per share, of PubCo ("PubCo Class A Common Stock") estimated to be issued by PubCo in connection with the Business Combination is based on (i) 23,425,499 Class A ordinary shares of SPAC ("Class A Ordinary Shares") that were sold as part of the units in SPAC's initial public offering (the "public shares"), which will automatically convert at the effective time of the Domestication (the "Domestication Effective Time"), on a one-for-one basis, into shares of Class A common stock, par value $0.0001 per share, of SPAC ("SPAC Class A Common Stock"), which will thereafter automatically convert at the effective time of the Initial Merger (the "Initial Merger Effective Time"), on a one-for-one basis, into shares of PubCo Class A Common Stock, (ii) 2,616,667 Class B ordinary shares of SPAC, which will automatically convert at the Domestication Effective Time, on a one-for-one basis, into shares of Class B common stock, par value $0.0001 per share, of SPAC, which will thereafter automatically convert at the Initial Merger Effective Time, on a one-for-one basis, into shares of PubCo Class B Common Stock, which will thereafter automatically convert at the effective time of the Acquisition Merger, on a one-for-one basis, into shares of PubCo Class A Common Stock, (iii) 17,606,959 shares of PubCo Class A Common Stock, which represents the estimated number of shares of PubCo Class A Common Stock that may be issued in connection with the Acquisition Merger to members of Suncrete and (iv) 3,507,000 shares of PubCo Class A Common Stock, which represents the estimated maximum number of shares of restricted PubCo Class A Common Stock that may be issued in connection with the Acquisition Merger upon the cancelation and conversion of certain Suncrete incentive units. Note 1.e. With respect to the fees to be paid, pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act, and estimated solely for the purpose of calculating the registration fee, based on the average of the high and low trading prices of the Class A Ordinary Shares on the New York Stock Exchange on January 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	37,414,474
Proposed Maximum Offering Price per Unit	11.30
Maximum Aggregate Offering Price	$ 422,783,556.20
Amount of Registration Fee	$ 58,386.41
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	26,793,525
Proposed Maximum Offering Price per Unit	11.30
Maximum Aggregate Offering Price	$ 302,766,832.50
Amount of Registration Fee	$ 41,812.10
Offering Note	See Offering Notes 1.a., 1.b., 1.c., and 1.e. Note 2.a. The maximum number of shares of Class B common stock, par value $0.0001 per share, of PubCo estimated to be issued in connection with the Business Combination is based on (i) 3,133,333 Class B ordinary shares of SPAC, which will automatically convert at the Domestication Effective Time, on a one-for-one basis, into shares of SPAC Class B Common Stock, which will thereafter automatically convert at the Initial Merger Effective Time, on a one-for-one basis, into shares of PubCo Class B Common Stock, (ii) 18,422,425 shares of PubCo Class B Common Stock, which represents the estimated number of shares of PubCo Class B Common Stock that may be issued in connection with the Acquisition Merger and (iii) 2,500,000 shares of PubCo Class B Common Stock issuable to Dothan Independent GP, LP in connection with the Business Combination. The shares of PubCo Class B Common Stock are convertible into shares of PubCo Class A Common Stock at the option of the holder thereof, or upon the occurrence of certain conversion events.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon the conversion of Class B Common Stock
Amount Registered | shares	26,793,525
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a., 1.b., and 2.a. Pursuant to Rule 457(i), there is no fee associated with the registration of shares of PubCo Class A Common Stock issuable upon conversion of the PubCo Class B Common Stock being registered hereunder because no additional consideration will be received in connection with the conversion of the PubCo Class B Common Stock.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	11,898,800
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a. and 1.b. Represents (i) warrants to acquire 11,500,000 Class A Ordinary Shares ("SPAC Warrants") that were sold as part of the units in SPAC's initial public offering, which will each automatically convert at the Domestication Effective Time, on a one-for-one basis, into one whole warrant exercisable for one share of SPAC Class A Common Stock, which will thereafter automatically convert at the Initial Merger Effective Time, on a one- for-one basis, into one whole warrant exercisable for one share of PubCo Class A Common Stock (each resulting warrant, an "Assumed Public Warrant") and (ii) 398,800 SPAC Warrants, which will each automatically convert at the Domestication Effective Time, on a one-for-one basis, into one whole warrant exercisable for one share of SPAC Class A Common Stock, which will thereafter automatically convert at the Initial Merger Effective Time, on a one- for-one basis, into one whole warrant exercisable for one share of PubCo Class A Common Stock (each resulting warrant, an "Assumed Sponsor Warrant" and together with the Assumed Public Warrants, the "Assumed SPAC Warrants").
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants
Amount Registered | shares	11,898,800
Proposed Maximum Offering Price per Unit	12.40
Maximum Aggregate Offering Price	$ 147,545,120.00
Amount of Registration Fee	$ 20,375.98
Offering Note	See Offering Notes 1.a. and 1.b. Pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is an amount equal to the product of (i) 11,898,800 Assumed SPAC Warrants, the estimated maximum number of Assumed SPAC Warrants that may be issued in connection with the Domestication and Initial Merger, and (ii) the sum of (a) $1.44, the average of the high and low trading prices of the SPAC Warrants on January 30, 2026 and (b) $11.50, the exercise price of the Assumed SPAC Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Assumed SPAC Warrants has been allocated to the underlying PubCo Class A Common Stock issuable upon the exercise of Assumed SPAC Warrants, which are being simultaneously registered hereunder. Represents PubCo Class A Common Stock issuable upon the exercise of Assumed SPAC Warrants.